American Century Investments®
Quarterly Portfolio Holdings
Avantis U.S. Small Cap Equity Fund
November 30, 2025

Avantis U.S. Small Cap Equity Fund - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.1%
AAR Corp.(1)	3,605	299,972
AerSale Corp.(1)	2,509	16,233
Astronics Corp.(1)	2,978	162,509
Cadre Holdings, Inc.	2,456	104,822
Ducommun, Inc.(1)	1,614	147,988
Innovative Solutions & Support, Inc.(1)	1,295	12,613
National Presto Industries, Inc.	705	66,164
Park Aerospace Corp.	2,220	43,046
V2X, Inc.(1)	2,074	113,759
Virgin Galactic Holdings, Inc.(1)(2)	2,627	10,167
VSE Corp.	1,978	356,416
		1,333,689
Air Freight and Logistics — 0.3%
Forward Air Corp.(1)	2,624	60,274
Hub Group, Inc., Class A	5,411	208,702
Radiant Logistics, Inc.(1)	4,471	27,899
		296,875
Automobile Components — 1.9%
Adient PLC(1)	7,857	152,897
American Axle & Manufacturing Holdings, Inc.(1)(2)	12,174	79,983
Dana, Inc.	12,495	280,013
Fox Factory Holding Corp.(1)	1,916	28,338
Gentherm, Inc.(1)	2,821	100,625
Goodyear Tire & Rubber Co.(1)	22,008	190,589
Holley, Inc.(1)	5,181	22,071
LCI Industries	2,250	255,758
Motorcar Parts of America, Inc.(1)	2,547	33,570
Patrick Industries, Inc.(2)	2,881	311,782
Phinia, Inc.	3,076	166,381
Solid Power, Inc.(1)	17,549	91,255
Standard Motor Products, Inc.	1,995	74,892
Stoneridge, Inc.(1)	554	3,163
Strattec Security Corp.(1)	418	31,350
Visteon Corp.	3,101	320,178
XPEL, Inc.(1)	2,642	122,800
		2,265,645
Automobiles — 0.3%
Harley-Davidson, Inc.	10,834	265,325
Winnebago Industries, Inc.	1,711	61,921
		327,246
Banks — 14.8%
1st Source Corp.	1,286	80,298
ACNB Corp.	1,021	49,416
Amalgamated Financial Corp.	1,306	38,331
Amerant Bancorp, Inc.	3,125	58,781
Arrow Financial Corp.	1,515	45,677
Banc of California, Inc.	14,813	273,152
BancFirst Corp.	1,678	185,990
Bancorp, Inc.(1)	4,673	299,399

Bank First Corp.	737	91,926
Bank of Hawaii Corp.	4,322	283,264
Bank of Marin Bancorp	1,815	49,105
Bank of NT Butterfield & Son Ltd.	4,131	191,844
Bank7 Corp.	538	22,289
BankUnited, Inc.	8,055	348,057
Bankwell Financial Group, Inc.	584	26,806
Banner Corp.	2,998	188,304
Bar Harbor Bankshares	1,832	54,667
BayCom Corp.	118	3,443
Beacon Financial Corp.	6,370	163,008
Blue Ridge Bankshares, Inc.	8,878	38,442
Bridgewater Bancshares, Inc.(1)	2,209	38,238
Burke & Herbert Financial Services Corp.	937	61,130
Business First Bancshares, Inc.	3,092	80,454
Byline Bancorp, Inc.	2,073	57,878
C&F Financial Corp.	459	31,878
California BanCorp(1)	2,955	57,357
Camden National Corp.	1,250	50,550
Capital Bancorp, Inc.	765	21,267
Capital City Bank Group, Inc.	1,005	42,130
Capitol Federal Financial, Inc.	12,213	80,728
Carter Bankshares, Inc.(1)	2,227	40,910
Cathay General Bancorp	5,935	287,491
Central Pacific Financial Corp.	2,036	60,551
Chemung Financial Corp.	547	28,810
ChoiceOne Financial Services, Inc.(2)	1,741	52,996
Citizens & Northern Corp.	1,456	29,353
Citizens Financial Services, Inc.	426	23,809
City Holding Co.	1,263	153,215
Civista Bancshares, Inc.	1,592	36,202
CNB Financial Corp.	2,671	69,232
Coastal Financial Corp.(1)	957	106,562
Colony Bankcorp, Inc.	2,128	36,495
Columbia Financial, Inc.(1)	3,074	48,661
Community Financial System, Inc.	4,711	267,396
Community Trust Bancorp, Inc.	1,072	59,496
Community West Bancshares	2,074	46,976
ConnectOne Bancorp, Inc.	4,495	113,589
Customers Bancorp, Inc.(1)	2,566	176,797
CVB Financial Corp.	14,375	282,900
Dime Community Bancshares, Inc.	3,841	108,892
Eagle Bancorp, Inc.(2)	2,134	40,482
Enterprise Financial Services Corp.	3,266	178,356
Equity Bancshares, Inc., Class A	1,250	54,425
Esquire Financial Holdings, Inc.	492	50,214
Farmers National Banc Corp.	2,721	36,978
FB Bancorp, Inc.(1)	2,178	27,552
FB Financial Corp.	4,321	241,371
Financial Institutions, Inc.	2,213	67,718
First BanCorp	14,323	283,166
First Bancorp, Inc.	690	17,657
First Bancorp/Southern Pines NC	3,759	191,747
First Bank	2,735	42,981
First Busey Corp.	7,784	183,235

First Business Financial Services, Inc.	581	30,340
First Commonwealth Financial Corp.	9,167	148,964
First Community Bankshares, Inc.	1,937	64,735
First Community Corp.	732	21,243
First Financial Bancorp	10,264	255,368
First Financial Corp.	735	42,902
First Financial Northwest, Inc.(1)	257	144
First Foundation, Inc.(1)	8,322	44,273
First Hawaiian, Inc.	11,509	286,804
First Internet Bancorp	809	15,411
First Interstate BancSystem, Inc., Class A	7,718	253,459
First Merchants Corp.	5,055	186,226
First Mid Bancshares, Inc.	1,581	60,173
First United Corp.	670	25,581
Firstsun Capital Bancorp(1)(2)	1,406	47,003
Five Star Bancorp	1,097	37,836
Flushing Financial Corp.	3,248	53,300
Franklin Financial Services Corp.	383	20,494
FS Bancorp, Inc.	102	4,177
Fulton Financial Corp.	14,372	260,852
GBank Financial Holdings, Inc.(1)	841	28,476
German American Bancorp, Inc.(2)	3,219	127,794
Great Southern Bancorp, Inc.	621	37,359
Greene County Bancorp, Inc.	22	502
Hanmi Financial Corp.	2,304	63,636
HBT Financial, Inc.	949	22,966
Heritage Commerce Corp.	4,528	49,310
Heritage Financial Corp.	4,175	99,950
Hilltop Holdings, Inc.	3,927	134,775
Hingham Institution For Savings	165	48,330
Home Bancorp, Inc.	460	25,516
HomeTrust Bancshares, Inc.	1,132	46,423
Hope Bancorp, Inc.	11,569	122,863
Horizon Bancorp, Inc.	3,804	65,201
Independent Bank Corp.	3,841	276,744
Independent Bank Corp. (Michigan)	1,577	51,489
Investar Holding Corp.	500	12,400
Kearny Financial Corp.	5,689	39,083
Lakeland Financial Corp.	2,269	132,192
Live Oak Bancshares, Inc.	3,539	112,965
Mercantile Bank Corp.	2,012	92,512
Meridian Corp.	1,436	22,947
Metrocity Bankshares, Inc.	1,425	37,976
Metropolitan Bank Holding Corp.	680	50,735
Mid Penn Bancorp, Inc.	2,262	66,028
Midland States Bancorp, Inc.	1,411	22,943
MidWestOne Financial Group, Inc.	1,014	40,124
MVB Financial Corp.(2)	898	24,300
National Bank Holdings Corp., Class A	3,395	126,328
NB Bancorp, Inc.	2,606	51,052
NBT Bancorp, Inc.	4,577	189,762
Nicolet Bankshares, Inc.	1,137	143,239
Northeast Bank	456	40,529
Northfield Bancorp, Inc.	3,767	40,495
Northpointe Bancshares, Inc.	2,205	38,455

Northrim BanCorp, Inc.	2,484	61,007
Northwest Bancshares, Inc.	13,218	158,087
OceanFirst Financial Corp.	5,250	98,963
OFG Bancorp	4,162	165,356
Old Second Bancorp, Inc.	3,884	73,213
Orange County Bancorp, Inc.	200	5,422
Origin Bancorp, Inc.	2,738	99,636
Orrstown Financial Services, Inc.	1,421	50,815
Park National Corp.	1,645	252,590
Pathward Financial, Inc.	1,744	125,394
Peapack-Gladstone Financial Corp.	1,223	33,021
Peoples Bancorp, Inc.	3,270	96,890
Peoples Financial Services Corp.	1,124	54,840
Ponce Financial Group, Inc.(1)	1,854	29,553
Preferred Bank	979	92,427
Primis Financial Corp.	2,396	26,907
Provident Financial Services, Inc.	14,221	272,759
QCR Holdings, Inc.	1,531	124,976
RBB Bancorp	1,432	28,368
Red River Bancshares, Inc.	442	30,962
Renasant Corp.	7,281	258,039
Republic Bancorp, Inc., Class A	726	50,101
S&T Bancorp, Inc.	3,549	140,115
Seacoast Banking Corp. of Florida	10,028	316,484
ServisFirst Bancshares, Inc.	4,654	331,039
Shore Bancshares, Inc.	2,390	41,753
Sierra Bancorp	839	26,059
Simmons First National Corp., Class A	15,259	283,054
SmartFinancial, Inc.	1,646	59,684
South Plains Financial, Inc.	1,498	56,609
Southern First Bancshares, Inc.(1)	487	24,720
Southern Missouri Bancorp, Inc.	1,198	67,435
Southside Bancshares, Inc.	2,191	64,262
Stellar Bancorp, Inc.	4,061	128,368
Stock Yards Bancorp, Inc.	2,084	137,898
Texas Capital Bancshares, Inc.(1)	4,272	385,206
TFS Financial Corp.	4,110	58,568
Third Coast Bancshares, Inc.(1)	871	33,194
Tompkins Financial Corp.	876	60,540
Towne Bank	8,277	277,693
TriCo Bancshares	2,522	121,308
Triumph Financial, Inc.(1)	777	42,432
TrustCo Bank Corp.	1,456	61,341
Trustmark Corp.	5,346	207,959
United Community Banks, Inc.	11,007	336,374
Unity Bancorp, Inc.	551	27,567
Univest Financial Corp.	2,148	68,306
WaFd, Inc.	8,130	257,396
Washington Trust Bancorp, Inc.	1,263	35,869
WesBanco, Inc.	9,767	315,181
West BanCorp, Inc.	800	17,776
Westamerica Bancorporation	1,896	90,970
WSFS Financial Corp.	5,037	281,115
		17,350,309

Beverages — 0.4%
Boston Beer Co., Inc., Class A(1)	896	174,541
MGP Ingredients, Inc.	566	12,911
Vita Coco Co., Inc.(1)	4,427	236,446
Zevia PBC, Class A(1)	4,368	11,706
		435,604
Biotechnology — 6.4%
4D Molecular Therapeutics, Inc.(1)(2)	6,116	71,313
Absci Corp.(1)(2)	6,018	19,077
ACADIA Pharmaceuticals, Inc.(1)	10,884	272,535
ADMA Biologics, Inc.(1)	5,693	109,192
Adverum Biotechnologies, Inc.(1)(2)	103	424
Agios Pharmaceuticals, Inc.(1)	5,874	171,521
Akebia Therapeutics, Inc.(1)	22,202	35,079
Aldeyra Therapeutics, Inc.(1)	6,175	33,839
Aligos Therapeutics, Inc.(1)(2)	332	3,181
Anika Therapeutics, Inc.(1)	845	8,349
Annexon, Inc.(1)	7,714	34,713
Arcturus Therapeutics Holdings, Inc.(1)(2)	2,285	15,515
Arcus Biosciences, Inc.(1)	6,675	174,217
ArriVent Biopharma, Inc.(1)	3,206	73,546
Assembly Biosciences, Inc.(1)	1,166	44,063
Astria Therapeutics, Inc.(1)	4,598	58,165
Aurinia Pharmaceuticals, Inc.(1)	11,332	182,672
Beam Therapeutics, Inc.(1)	8,821	223,436
Bicara Therapeutics, Inc.(1)	3,817	70,844
Black Diamond Therapeutics, Inc.(1)	4,591	17,538
C4 Therapeutics, Inc.(1)	9,345	25,325
Cabaletta Bio, Inc.(1)(2)	9,741	25,034
CareDx, Inc.(1)	2,981	53,270
Catalyst Pharmaceuticals, Inc.(1)	12,998	304,283
Celldex Therapeutics, Inc.(1)	6,190	167,254
CG oncology, Inc.(1)	6,101	273,569
Compass Therapeutics, Inc.(1)	13,584	78,787
Cullinan Therapeutics, Inc.(1)	4,935	56,111
Day One Biopharmaceuticals, Inc.(1)	7,689	72,969
Denali Therapeutics, Inc.(1)	11,253	219,096
Design Therapeutics, Inc.(1)	2,109	19,803
Dianthus Therapeutics, Inc.(1)	4,001	175,964
Disc Medicine, Inc.(1)	2,052	191,575
Dynavax Technologies Corp.(1)	15,205	172,881
Dyne Therapeutics, Inc.(1)	2,014	44,107
Emergent BioSolutions, Inc.(1)	6,826	76,246
Enanta Pharmaceuticals, Inc.(1)	354	4,998
Engene Holdings, Inc.(1)	5,902	47,629
Entrada Therapeutics, Inc.(1)	3,003	30,841
Erasca, Inc.(1)	24,381	77,288
GRAIL, Inc.(1)	2,575	284,254
Ideaya Biosciences, Inc.(1)	10,077	358,943
Immunome, Inc.(1)	8,255	152,057
Instil Bio, Inc.(1)(2)	404	5,155
Intellia Therapeutics, Inc.(1)(2)	12,275	110,352
Iovance Biotherapeutics, Inc.(1)(2)	32,662	80,675
Janux Therapeutics, Inc.(1)	3,642	124,156
Keros Therapeutics, Inc.(1)	970	16,956

Korro Bio, Inc.(1)(2)	744	4,241
Kura Oncology, Inc.(1)	371	4,504
Kyverna Therapeutics, Inc.(1)(2)	3,361	25,779
Larimar Therapeutics, Inc.(1)(2)	1,554	5,501
MiMedx Group, Inc.(1)	8,617	59,285
Mineralys Therapeutics, Inc.(1)	5,653	243,757
Monte Rosa Therapeutics, Inc.(1)(2)	7,037	113,788
Myriad Genetics, Inc.(1)	9,331	71,196
Neurogene, Inc.(1)(2)	1,009	21,270
Nkarta, Inc.(1)	404	764
Olema Pharmaceuticals, Inc.(1)	6,752	191,217
Organogenesis Holdings, Inc.(1)	8,063	41,766
ORIC Pharmaceuticals, Inc.(1)	7,991	94,933
Oruka Therapeutics, Inc.(1)(2)	4,675	140,717
Protara Therapeutics, Inc.(1)	3,240	23,911
Prothena Corp. PLC(1)	5,452	58,609
Puma Biotechnology, Inc.(1)	6,469	32,668
Pyxis Oncology, Inc.(1)(2)	5,329	27,657
REGENXBIO, Inc.(1)	4,401	58,929
Relay Therapeutics, Inc.(1)	18,208	144,207
Replimune Group, Inc.(1)	6,358	63,580
Rezolute, Inc.(1)	1,060	10,303
Rigel Pharmaceuticals, Inc.(1)	1,854	93,608
Sagimet Biosciences, Inc., Class A(1)(2)	3,012	21,747
Solid Biosciences, Inc.(1)	6,211	33,726
Stoke Therapeutics, Inc.(1)(2)	6,020	186,078
Taysha Gene Therapies, Inc.(1)	18,955	89,847
Tyra Biosciences, Inc.(1)(2)	2,647	59,716
Upstream Bio, Inc.(1)(2)	5,295	151,437
Vanda Pharmaceuticals, Inc.(1)	7,009	37,568
Vera Therapeutics, Inc.(1)	3,967	133,886
Vir Biotechnology, Inc.(1)	12,219	78,446
Voyager Therapeutics, Inc.(1)	2,141	8,757
Xencor, Inc.(1)	7,453	129,086
Zura Bio Ltd.(1)(2)	2,102	8,072
Zymeworks, Inc.(1)	5,059	135,126
		7,474,479
Broadline Retail — 0.3%
1stdibs.com, Inc.(1)	113	645
Contextlogic Holdings, Inc.(1)(2)	2,618	19,897
Groupon, Inc.(1)(2)	3,094	52,319
Kohl's Corp.	12,325	303,072
Savers Value Village, Inc.(1)(2)	2,745	25,007
		400,940
Building Products — 1.2%
American Woodmark Corp.(1)	1,509	83,191
Apogee Enterprises, Inc.	1,994	72,601
Gibraltar Industries, Inc.(1)	2,720	135,891
Griffon Corp.	3,909	293,175
Hayward Holdings, Inc.(1)	18,362	302,055
Insteel Industries, Inc.	1,531	46,818
Janus International Group, Inc.(1)	9,404	58,399
JELD-WEN Holding, Inc.(1)	1,023	2,731
Masterbrand, Inc.(1)	9,299	103,126
Quanex Building Products Corp.	2,881	37,338

Tecnoglass, Inc.	510	25,388
Trex Co., Inc.(1)	5,972	208,901
		1,369,614
Capital Markets — 1.0%
Acadian Asset Management, Inc.	2,890	129,588
Artisan Partners Asset Management, Inc., Class A	6,246	259,084
Diamond Hill Investment Group, Inc.	170	20,060
DigitalBridge Group, Inc.	4,133	40,131
Federated Hermes, Inc.	6,886	345,471
Oppenheimer Holdings, Inc., Class A	672	45,716
P10, Inc., Class A(2)	7,969	74,749
Virtus Investment Partners, Inc.	489	78,040
WisdomTree, Inc.(2)	11,332	125,105
		1,117,944
Chemicals — 2.6%
AdvanSix, Inc.	2,607	40,122
American Vanguard Corp.(1)	2,260	10,532
Arq, Inc.(1)	3,610	13,429
Ashland, Inc.	3,421	180,971
Aspen Aerogels, Inc.(1)	1,026	3,304
Cabot Corp.	4,119	257,726
Chemours Co.	10,341	132,261
Core Molding Technologies, Inc.(1)	751	14,194
Ecovyst, Inc.(1)	11,012	101,310
Flotek Industries, Inc.(1)(2)	3,134	44,785
FMC Corp.	4,808	68,706
Hawkins, Inc.	2,018	262,380
HB Fuller Co.	4,516	263,193
Huntsman Corp.	8,544	89,029
Ingevity Corp.(1)	3,807	198,840
Innospec, Inc.	1,939	144,960
Intrepid Potash, Inc.(1)	1,306	33,042
Koppers Holdings, Inc.	1,426	42,309
Kronos Worldwide, Inc.	1,629	8,259
LSB Industries, Inc.(1)	5,241	46,802
Mativ Holdings, Inc.	5,945	74,253
Minerals Technologies, Inc.	2,798	164,103
Northern Technologies International Corp.	28	208
Olin Corp.	10,312	217,583
Orion SA	4,868	24,729
Perimeter Solutions, Inc.(1)	10,123	282,229
Quaker Chemical Corp.	1,217	167,763
Rayonier Advanced Materials, Inc.(1)	6,698	43,738
Stepan Co.	1,515	68,675
Tronox Holdings PLC, Class A	8,357	34,598
Valhi, Inc.	85	1,078
		3,035,111
Commercial Services and Supplies — 1.7%
ACCO Brands Corp.	9,125	31,390
Brady Corp., Class A	3,771	295,043
BrightView Holdings, Inc.(1)	7,176	90,561
Civeo Corp.(2)	1,156	25,767
Deluxe Corp.	5,374	109,200
Ennis, Inc.	3,189	55,616
Enviri Corp.(1)	8,923	163,648

Healthcare Services Group, Inc.(1)	6,311	118,521
HNI Corp.	3,295	136,809
Interface, Inc.	5,109	142,592
Liquidity Services, Inc.(1)	3,081	92,553
MillerKnoll, Inc.	5,158	81,651
OPENLANE, Inc.(1)	11,591	294,875
Quad/Graphics, Inc.	4,346	24,946
Steelcase, Inc., Class A	8,779	143,010
UniFirst Corp.	794	137,005
Vestis Corp.(2)	13,307	86,229
Virco Mfg. Corp.(2)	583	4,104
		2,033,520
Communications Equipment — 1.4%
ADTRAN Holdings, Inc.(1)	5,312	42,124
Applied Optoelectronics, Inc.(1)(2)	6,477	173,454
Aviat Networks, Inc.(1)	1,479	32,701
BK Technologies Corp.(1)	411	26,300
Clearfield, Inc.(1)	1,221	35,849
Digi International, Inc.(1)	2,721	113,819
Extreme Networks, Inc.(1)	12,007	210,123
Harmonic, Inc.(1)	10,016	95,753
Lantronix, Inc.(1)	3,140	16,077
NETGEAR, Inc.(1)	2,034	53,799
NetScout Systems, Inc.(1)	5,222	140,367
Ribbon Communications, Inc.(1)	8,714	24,922
Viasat, Inc.(1)	8,770	301,074
Viavi Solutions, Inc.(1)	22,885	410,557
		1,676,919
Construction and Engineering — 1.7%
Ameresco, Inc., Class A(1)	3,185	110,551
Argan, Inc.	729	288,101
Centuri Holdings, Inc.(1)	9,299	209,134
Concrete Pumping Holdings, Inc.	2,795	17,581
Everus Construction Group, Inc.(1)	3,316	304,939
Great Lakes Dredge & Dock Corp.(1)	7,763	99,134
Limbach Holdings, Inc.(1)(2)	695	49,171
Matrix Service Co.(1)	3,052	35,678
MYR Group, Inc.(1)	1,431	321,002
NWPX Infrastructure, Inc.(1)	1,021	59,851
Orion Group Holdings, Inc.(1)	3,733	37,330
Tutor Perini Corp.(1)	5,604	384,154
WillScot Holdings Corp.	4,005	79,099
		1,995,725
Construction Materials — 0.1%
Smith-Midland Corp.(1)	8	279
U.S. Lime & Minerals, Inc.	985	119,746
		120,025
Consumer Finance — 1.5%
Atlanticus Holdings Corp.(1)	376	22,165
Bread Financial Holdings, Inc.	4,883	330,726
Dave, Inc.(1)	1,051	229,391
Encore Capital Group, Inc.(1)	1,447	75,085
Enova International, Inc.(1)	2,037	267,030
EZCORP, Inc., Class A(1)	5,484	105,732
Green Dot Corp., Class A(1)	5,053	63,516

LendingClub Corp.(1)	11,085	200,639
LendingTree, Inc.(1)	1,011	57,657
Navient Corp.	5,218	64,703
NerdWallet, Inc., Class A(1)	3,748	56,258
Oportun Financial Corp.(1)(2)	4,402	22,758
OppFi, Inc.	3,015	29,849
PRA Group, Inc.(1)	2,859	46,316
PROG Holdings, Inc.	2,935	84,469
Regional Management Corp.	559	21,264
World Acceptance Corp.(1)	178	27,529
		1,705,087
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc.	3,500	180,250
Chefs' Warehouse, Inc.(1)	2,763	169,427
Grocery Outlet Holding Corp.(1)	7,640	85,033
Ingles Markets, Inc., Class A	1,121	86,227
Natural Grocers by Vitamin Cottage, Inc.	949	26,335
PriceSmart, Inc.	2,609	321,168
United Natural Foods, Inc.(1)	6,746	251,693
Village Super Market, Inc., Class A	1,208	41,749
Weis Markets, Inc.	1,056	68,608
		1,230,490
Containers and Packaging — 0.5%
Greif, Inc., Class A	2,520	165,388
Greif, Inc., Class B	266	18,934
Myers Industries, Inc.	4,032	72,818
O-I Glass, Inc.(1)	11,404	153,726
TriMas Corp.	3,775	128,614
		539,480
Distributors — 0.1%
A-Mark Precious Metals, Inc.	1,031	29,600
GigaCloud Technology, Inc., Class A(1)	2,425	89,968
		119,568
Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc.(1)	3,163	292,767
American Public Education, Inc.(1)	1,135	39,515
Carriage Services, Inc.	1,449	62,742
Coursera, Inc.(1)	13,645	108,478
Driven Brands Holdings, Inc.(1)(2)	7,104	103,789
European Wax Center, Inc., Class A(1)	3,069	11,877
Frontdoor, Inc.(1)	6,461	348,442
Laureate Education, Inc., Class A(1)	7,268	224,581
Lincoln Educational Services Corp.(1)	2,080	42,806
Matthews International Corp., Class A	3,639	89,301
McGraw Hill, Inc.(1)	1,233	21,639
Mister Car Wash, Inc.(1)	13,797	73,676
OneSpaWorld Holdings Ltd.	9,713	198,340
Perdoceo Education Corp.	6,026	168,487
Strategic Education, Inc.	2,109	164,544
Universal Technical Institute, Inc.(1)	3,838	88,351
		2,039,335
Diversified Telecommunication Services — 0.8%
ATN International, Inc.	219	4,619
Cogent Communications Holdings, Inc.	3,177	60,617
GCI Liberty, Inc., Class A(1)	152	5,068

GCI Liberty, Inc., Class C(1)	1,065	35,486
Globalstar, Inc.(1)	3,690	224,167
IDT Corp., Class B	1,553	77,293
Iridium Communications, Inc.	7,084	116,178
Liberty Global Ltd., Class A(1)	15,415	175,885
Liberty Global Ltd., Class C(1)	13,851	159,009
Liberty Latin America Ltd., Class A(1)	1,271	11,032
Liberty Latin America Ltd., Class C(1)	5,257	45,999
Shenandoah Telecommunications Co.(2)	4,681	51,163
		966,516
Electric Utilities — 0.6%
Hawaiian Electric Industries, Inc.(1)	15,820	186,043
MGE Energy, Inc.	2,334	193,302
Otter Tail Corp.	3,795	311,949
		691,294
Electrical Equipment — 1.5%
Allient, Inc.	1,914	103,088
Atkore, Inc.	2,994	200,448
Fluence Energy, Inc.(1)(2)	6,380	125,303
FuelCell Energy, Inc.(1)	5,190	34,825
LSI Industries, Inc.	3,830	70,051
Plug Power, Inc.(1)(2)	152,752	307,032
Powell Industries, Inc.	498	160,964
Power Solutions International, Inc.(1)	529	28,608
Preformed Line Products Co.	174	35,713
Shoals Technologies Group, Inc., Class A(1)	17,532	147,093
Sunrun, Inc.(1)	8,641	174,980
T1 Energy, Inc.(1)	17,682	72,850
Thermon Group Holdings, Inc.(1)	2,133	74,868
Ultralife Corp.(1)	37	211
Vicor Corp.(1)	2,042	182,453
		1,718,487
Electronic Equipment, Instruments and Components — 2.8%
908 Devices, Inc.(1)(2)	623	3,956
Avnet, Inc.	7,453	354,092
Benchmark Electronics, Inc.	3,170	142,428
Climb Global Solutions, Inc.	441	44,567
Crane NXT Co.	4,442	250,085
CTS Corp.	2,204	93,295
Daktronics, Inc.(1)	3,179	60,178
ePlus, Inc.	2,392	214,323
Insight Enterprises, Inc.(1)	1,082	93,669
IPG Photonics Corp.(1)	2,345	186,756
Kimball Electronics, Inc.(1)	2,611	75,458
Knowles Corp.(1)	7,026	157,944
Methode Electronics, Inc.	4,197	31,813
M-Tron Industries, Inc.(1)(2)	298	15,398
Napco Security Technologies, Inc.	3,584	144,794
Novanta, Inc.(1)	984	111,841
PC Connection, Inc.	1,252	72,666
Plexus Corp.(1)	2,468	352,801
Richardson Electronics Ltd.(2)	1,498	15,669
Rogers Corp.(1)	1,452	121,692
ScanSource, Inc.(1)	1,634	67,190
TTM Technologies, Inc.(1)	5,926	415,887

Vishay Intertechnology, Inc.	11,168	152,667
Vishay Precision Group, Inc.(1)(2)	1,425	48,650
		3,227,819
Energy Equipment and Services — 2.7%
Atlas Energy Solutions, Inc.(2)	5,672	48,893
Bristow Group, Inc.(1)	1,969	73,857
Cactus, Inc., Class A	2,044	87,728
Core Laboratories, Inc.	2,602	39,290
DMC Global, Inc.(1)	266	1,652
Energy Services of America Corp.(2)	1,327	11,877
Expro Group Holdings NV(1)	10,264	143,183
Forum Energy Technologies, Inc.(1)	1,135	35,639
Geospace Technologies Corp.(1)	1,287	16,950
Helix Energy Solutions Group, Inc.(1)	13,846	92,214
Helmerich & Payne, Inc.	9,704	270,741
Innovex International, Inc.(1)	3,438	75,705
Kodiak Gas Services, Inc.	6,968	245,274
Liberty Energy, Inc., Class A	15,291	271,874
Nabors Industries Ltd.(1)	1,449	72,262
National Energy Services Reunited Corp.(1)	5,848	81,521
Natural Gas Services Group, Inc.	1,632	50,543
Oceaneering International, Inc.(1)	11,169	272,523
Oil States International, Inc.(1)	6,004	37,825
Patterson-UTI Energy, Inc.	29,659	172,319
ProFrac Holding Corp., Class A(1)	1,579	5,590
ProPetro Holding Corp.(1)	10,221	97,815
Ranger Energy Services, Inc.	1,811	24,467
RPC, Inc.	12,430	66,128
SEACOR Marine Holdings, Inc.(1)	810	5,767
Seadrill Ltd.(1)	5,627	171,736
Select Water Solutions, Inc., Class A	7,744	78,214
TETRA Technologies, Inc.(1)	14,881	115,625
Tidewater, Inc.(1)	3,966	214,243
Valaris Ltd.(1)	3,965	223,666
		3,105,121
Entertainment — 0.5%
Cinemark Holdings, Inc.(2)	5,438	148,892
IMAX Corp.(1)	4,311	159,938
Marcus Corp.	2,413	37,884
Skillz, Inc.(1)(2)	213	1,191
Sphere Entertainment Co.(1)(2)	3,289	278,217
		626,122
Financial Services — 2.0%
Acacia Research Corp.(1)	1,380	5,161
Alerus Financial Corp.	1,770	38,126
Cannae Holdings, Inc.(2)	3,764	60,600
Cass Information Systems, Inc.	1,371	57,582
Euronet Worldwide, Inc.(1)	1,233	91,353
EVERTEC, Inc.	6,940	200,566
Federal Agricultural Mortgage Corp., Class C	710	121,950
Finance of America Cos., Inc., Class A(1)(2)	871	20,869
Flywire Corp.(1)	12,148	169,950
International Money Express, Inc.(1)	2,887	43,998
Marqeta, Inc., Class A(1)	42,282	202,531
Merchants Bancorp	1,635	53,448

NCR Atleos Corp.(1)	7,985	296,004
NewtekOne, Inc.	3,016	32,211
NMI Holdings, Inc., Class A(1)	8,061	307,527
Onity Group, Inc.(1)	789	35,150
Payoneer Global, Inc.(1)	22,951	132,657
Paysafe Ltd.(1)(2)	3,968	30,514
Repay Holdings Corp.(1)	9,129	30,308
Velocity Financial, Inc.(1)	1,080	20,876
Walker & Dunlop, Inc.	2,870	185,517
Waterstone Financial, Inc.	1,419	22,222
Western Union Co.(2)	16,000	140,640
		2,299,760
Food Products — 1.0%
Alico, Inc.(2)	694	24,148
B&G Foods, Inc.(2)	6,070	27,983
Calavo Growers, Inc.	1,709	35,017
Dole PLC	5,754	83,318
Flowers Foods, Inc.	4,745	50,914
Fresh Del Monte Produce, Inc.	3,070	110,950
Freshpet, Inc.(1)	325	18,577
Hain Celestial Group, Inc.(1)(2)	89	98
J&J Snack Foods Corp.	1,067	98,537
John B Sanfilippo & Son, Inc.	947	68,781
Lifeway Foods, Inc.(1)(2)	604	14,970
Limoneira Co.	1,908	26,502
Mama's Creations, Inc.(1)	4,133	46,785
Mission Produce, Inc.(1)	2,803	33,692
Seaboard Corp.	19	88,912
Seneca Foods Corp., Class A(1)	339	41,002
Tootsie Roll Industries, Inc.(2)	1,964	75,339
TreeHouse Foods, Inc.(1)	3,274	78,216
Utz Brands, Inc.	6,223	60,301
Vital Farms, Inc.(1)	3,950	129,165
		1,113,207
Gas Utilities — 0.2%
Chesapeake Utilities Corp.	725	100,819
Northwest Natural Holding Co.	3,745	185,265
Star Group LP	45	540
		286,624
Ground Transportation — 0.4%
ArcBest Corp.	2,046	131,292
Covenant Logistics Group, Inc.	1,609	32,084
Heartland Express, Inc.	4,804	37,759
Marten Transport Ltd.	5,390	55,248
Schneider National, Inc., Class B	3,135	70,882
Universal Logistics Holdings, Inc.(2)	646	9,703
Werner Enterprises, Inc.	5,325	136,107
		473,075
Health Care Equipment and Supplies — 3.3%
Acme United Corp.	9	333
AngioDynamics, Inc.(1)	4,841	60,028
AtriCure, Inc.(1)	4,113	148,562
Avanos Medical, Inc.(1)	1,865	21,895
Beta Bionics, Inc.(1)	3,919	122,821
Bioventus, Inc., Class A(1)(2)	4,466	33,897

Butterfly Network, Inc.(1)(2)	5,500	17,050
CONMED Corp.	3,565	154,792
Dentsply Sirona, Inc.	20,000	226,800
Electromed, Inc.(1)	681	18,230
Enovis Corp.(1)	4,208	127,376
Envista Holdings Corp.(1)	14,456	302,130
Haemonetics Corp.(1)	5,000	406,750
ICU Medical, Inc.(1)	930	138,049
Inogen, Inc.(1)	2,116	14,981
Integra LifeSciences Holdings Corp.(1)	7,743	101,588
iRadimed Corp.	921	85,856
Kewaunee Scientific Corp.(1)	340	13,073
Lantheus Holdings, Inc.(1)	284	16,719
LeMaitre Vascular, Inc.	2,521	209,117
LivaNova PLC(1)	6,155	392,751
Neogen Corp.(1)	17,813	106,522
Novocure Ltd.(1)	8,392	107,502
Omnicell, Inc.(1)	3,360	122,674
OraSure Technologies, Inc.(1)	8,199	19,514
Orthofix Medical, Inc.(1)	2,554	41,094
OrthoPediatrics Corp.(1)	1,466	27,106
Pulmonx Corp.(1)	35	57
QuidelOrtho Corp.(1)	5,335	145,912
Sensus Healthcare, Inc.(1)(2)	1,242	5,204
SI-BONE, Inc.(1)	3,970	77,256
Sight Sciences, Inc.(1)	94	786
STAAR Surgical Co.(1)	503	13,350
Tactile Systems Technology, Inc.(1)	2,597	66,769
TransMedics Group, Inc.(1)	2,350	343,828
UFP Technologies, Inc.(1)	485	109,945
Utah Medical Products, Inc.	395	22,258
Varex Imaging Corp.(1)	5,274	61,020
		3,883,595
Health Care Providers and Services — 1.5%
Acadia Healthcare Co., Inc.(1)	8,046	138,391
AdaptHealth Corp.(1)	13,025	125,821
AMN Healthcare Services, Inc.(1)	994	16,550
Ardent Health, Inc.(1)	2,330	20,457
Astrana Health, Inc.(1)	3,416	78,705
Brookdale Senior Living, Inc.(1)	21,834	243,012
Castle Biosciences, Inc.(1)	2,626	104,909
Concentra Group Holdings Parent, Inc.	9,992	205,435
Cross Country Healthcare, Inc.(1)	765	7,849
Fulgent Genetics, Inc.(1)	1,243	36,768
InfuSystem Holdings, Inc.(1)	2,562	23,775
Joint Corp.(1)(2)	41	345
National HealthCare Corp.	988	134,655
National Research Corp.	883	15,002
NeoGenomics, Inc.(1)	11,308	136,827
Nutex Health, Inc.(1)(2)	231	26,590
Owens & Minor, Inc.(1)	6,991	19,016
Pediatrix Medical Group, Inc.(1)	7,040	169,594
Pennant Group, Inc.(1)	1,270	35,179
Progyny, Inc.(1)	5,998	158,167
Strata Critical Medical, Inc.(1)	6,337	27,503

Surgery Partners, Inc.(1)	1,309	22,345
Talkspace, Inc.(1)	4,173	14,105
		1,761,000
Health Care Technology — 0.3%
American Well Corp., Class A(1)	1,413	5,977
Claritev Corp.(1)	1,022	55,259
Evolent Health, Inc., Class A(1)	5,783	24,289
GoodRx Holdings, Inc., Class A(1)	937	2,633
Health Catalyst, Inc.(1)	5,627	16,825
HealthStream, Inc.	1,544	38,832
Teladoc Health, Inc.(1)	13,490	102,389
TruBridge, Inc.(1)	2,185	47,982
		294,186
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	4,450	45,568
Biglari Holdings, Inc., Class A(1)(2)	6	9,151
Biglari Holdings, Inc., Class B(1)	75	22,043
BJ's Restaurants, Inc.(1)	1,667	63,929
Bloomin' Brands, Inc.	5,431	38,560
Brightstar Lottery PLC	9,098	142,293
Caesars Entertainment, Inc.(1)	2,751	64,016
Cheesecake Factory, Inc.	4,301	204,986
Cracker Barrel Old Country Store, Inc.	1,790	51,713
Dave & Buster's Entertainment, Inc.(1)	2,523	44,127
El Pollo Loco Holdings, Inc.(1)	2,325	25,366
First Watch Restaurant Group, Inc.(1)	5,521	102,470
Full House Resorts, Inc.(1)(2)	3,479	9,359
Global Business Travel Group I(1)(2)	14,995	115,611
Golden Entertainment, Inc.	2,067	62,051
Hilton Grand Vacations, Inc.(1)	5,820	249,271
Marriott Vacations Worldwide Corp.	3,545	193,557
Monarch Casino & Resort, Inc.	1,184	114,351
Penn Entertainment, Inc.(1)	11,537	171,209
Portillo's, Inc., Class A(1)(2)	7,395	38,602
Pursuit Attractions & Hospitality, Inc.(1)	2,351	80,710
RCI Hospitality Holdings, Inc.(2)	1,019	24,823
Rush Street Interactive, Inc.(1)	8,317	153,365
Shake Shack, Inc., Class A(1)	1,211	105,938
Super Group SGHC Ltd.	5,749	62,262
Target Hospitality Corp.(1)	3,133	24,437
Wendy's Co.(2)	14,760	124,722
		2,344,490
Household Durables — 1.9%
Beazer Homes USA, Inc.(1)	3,065	70,097
Century Communities, Inc.	2,425	158,328
Cricut, Inc., Class A	5,030	23,842
Dream Finders Homes, Inc., Class A(1)(2)	1,204	23,803
Ethan Allen Interiors, Inc.	1,837	43,427
Flexsteel Industries, Inc.	423	16,721
Green Brick Partners, Inc.(1)	2,847	193,254
Hamilton Beach Brands Holding Co., Class A	575	9,171
Helen of Troy Ltd.(1)	2,851	54,026
Hooker Furnishings Corp.(2)	966	10,365
Hovnanian Enterprises, Inc., Class A(1)	438	57,632
KB Home	5,070	326,153

La-Z-Boy, Inc.	3,853	149,959
Legacy Housing Corp.(1)	1,101	21,943
Leggett & Platt, Inc.	11,954	122,648
LGI Homes, Inc.(1)	1,374	71,476
Lifetime Brands, Inc.	51	194
Lovesac Co.(1)(2)	1,540	22,099
M/I Homes, Inc.(1)	2,310	317,833
Newell Brands, Inc.	31,333	114,366
Sonos, Inc.(1)	10,475	194,416
Tri Pointe Homes, Inc.(1)	7,842	267,569
Universal Electronics, Inc.(1)(2)	491	1,625
		2,270,947
Household Products — 0.5%
Central Garden & Pet Co.(1)	613	20,940
Central Garden & Pet Co., Class A(1)	3,879	120,016
Energizer Holdings, Inc.	6,827	124,456
Oil-Dri Corp. of America	862	46,919
Spectrum Brands Holdings, Inc.	1,768	104,931
WD-40 Co.	583	114,151
		531,413
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.(1)(2)	3,754	76,544
Montauk Renewables, Inc.(1)(2)	2,452	3,997
XPLR Infrastructure LP(1)	6,834	65,128
		145,669
Insurance — 3.3%
American Coastal Insurance Corp., Class C	1,541	18,415
AMERISAFE, Inc.	1,423	58,058
Brighthouse Financial, Inc.(1)	1,536	100,685
CNO Financial Group, Inc.	7,839	320,850
Donegal Group, Inc., Class A(2)	1,180	23,753
eHealth, Inc.(1)	3,328	13,578
Employers Holdings, Inc.	1,780	70,933
Fidelis Insurance Holdings Ltd.	4,615	87,870
Genworth Financial, Inc., Class A(1)	40,101	348,077
GoHealth, Inc., Class A(1)(2)	614	1,842
Greenlight Capital Re Ltd., Class A(1)	2,521	33,302
Hamilton Insurance Group Ltd., Class B(1)	4,114	112,230
HCI Group, Inc.	1,305	231,964
Heritage Insurance Holdings, Inc.(1)	2,086	60,598
Hippo Holdings, Inc.(1)	2,400	78,672
Horace Mann Educators Corp.	3,682	168,562
Investors Title Co.	134	37,374
James River Group Holdings, Inc.	4,185	24,650
Kingstone Cos., Inc.(2)	1,743	26,528
Mercury General Corp.	1,981	184,471
Octave Specialty Group, Inc.(1)	4,664	41,929
Oscar Health, Inc., Class A(1)	20,098	361,161
Palomar Holdings, Inc.(1)	2,434	302,327
ProAssurance Corp.(1)	3,837	92,395
Root, Inc., Class A(1)(2)	812	65,683
Safety Insurance Group, Inc.	1,095	83,242
Selectquote, Inc.(1)	9,102	13,198
SiriusPoint Ltd.(1)	8,230	171,184
Skyward Specialty Insurance Group, Inc.(1)	2,753	134,787

Slide Insurance Holdings, Inc.(1)	1,986	33,544
Stewart Information Services Corp.	2,643	202,533
Tiptree, Inc.	2,781	52,227
Trupanion, Inc.(1)	4,006	141,372
United Fire Group, Inc.	1,431	52,303
Universal Insurance Holdings, Inc.	1,979	65,564
		3,815,861
Interactive Media and Services — 1.1%
Cargurus, Inc.(1)	6,155	217,149
Cars.com, Inc.(1)	4,522	52,455
EverQuote, Inc., Class A(1)	3,108	82,020
Getty Images Holdings, Inc.(1)	7,381	11,367
IAC, Inc.(1)	4,890	171,492
Shutterstock, Inc.	672	13,991
Taboola.com Ltd.(1)	12,879	52,546
TripAdvisor, Inc.(1)	13,517	200,998
Webtoon Entertainment, Inc.(1)(2)	5,760	80,122
Yelp, Inc.(1)	4,733	136,831
Ziff Davis, Inc.(1)	3,048	100,035
ZoomInfo Technologies, Inc.(1)	22,876	226,930
		1,345,936
IT Services — 0.3%
ASGN, Inc.(1)	1,419	63,869
CSP, Inc.(2)	324	3,713
DXC Technology Co.(1)	5,823	76,864
Fastly, Inc., Class A(1)	15,010	175,016
Hackett Group, Inc.	3,261	60,231
TSS, Inc.(1)(2)	1,756	16,910
		396,603
Leisure Products — 0.9%
American Outdoor Brands, Inc.(1)	1,754	12,576
Clarus Corp.(2)	1,628	5,828
Funko, Inc., Class A(1)(2)	3,907	12,346
JAKKS Pacific, Inc.(2)	1,079	17,728
Johnson Outdoors, Inc., Class A	489	20,044
Latham Group, Inc.(1)	4,022	28,757
Malibu Boats, Inc., Class A(1)	1,431	40,626
MasterCraft Boat Holdings, Inc.(1)	2,093	38,679
Polaris, Inc.	5,497	364,781
Smith & Wesson Brands, Inc.	4,134	36,007
Sturm Ruger & Co., Inc.	1,118	33,674
Topgolf Callaway Brands Corp.(1)	11,014	141,861
YETI Holdings, Inc.(1)	7,136	296,001
		1,048,908
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(1)	10,138	190,696
Azenta, Inc.(1)	3,046	108,316
CryoPort, Inc.(1)	4,331	41,664
Cytek Biosciences, Inc.(1)	12,847	72,586
Ginkgo Bioworks Holdings, Inc.(1)(2)	3,726	34,577
MaxCyte, Inc.(1)	3,301	5,810
Mesa Laboratories, Inc.	655	52,531
Niagen Bioscience, Inc.(1)	9,352	63,313
Personalis, Inc.(1)(2)	3,492	37,469
Quanterix Corp.(1)(2)	2,354	17,090
		624,052

Machinery — 3.9%
Aebi Schmidt Holding AG(2)	3,952	47,068
AirJoule Technologies Corp.(1)	1,682	5,483
Alamo Group, Inc.	712	114,183
Albany International Corp., Class A	2,250	107,280
Astec Industries, Inc.	1,832	81,084
Atmus Filtration Technologies, Inc.	7,614	385,345
Blue Bird Corp.(1)	3,093	161,516
CECO Environmental Corp.(1)	2,854	148,836
Columbus McKinnon Corp.	3,317	54,531
Douglas Dynamics, Inc.	2,796	90,339
Eastern Co.	3	59
Energy Recovery, Inc.(1)	5,984	86,469
Enerpac Tool Group Corp.	4,015	152,048
Gorman-Rupp Co.	2,532	117,713
Graham Corp.(1)	1,267	72,852
Greenbrier Cos., Inc.	2,906	129,259
Helios Technologies, Inc.	2,940	158,731
Hillenbrand, Inc.	6,401	203,808
Hillman Solutions Corp.(1)	14,590	127,662
Hyster-Yale, Inc.	1,059	30,796
Kadant, Inc.	750	208,590
Kennametal, Inc.	6,992	193,539
L.B. Foster Co., Class A(1)	1,189	32,079
Lindsay Corp.	827	95,047
Luxfer Holdings PLC	2,853	35,663
Manitowoc Co., Inc.(1)	3,553	40,078
Mayville Engineering Co., Inc.(1)	871	14,798
Microvast Holdings, Inc.(1)(2)	22,019	77,507
Miller Industries, Inc.	1,191	46,139
Mueller Water Products, Inc., Class A	14,560	352,934
NN, Inc.(1)	2,155	2,737
Omega Flex, Inc.	263	7,127
Park-Ohio Holdings Corp.	342	7,322
Proto Labs, Inc.(1)	2,649	134,622
REV Group, Inc.	5,649	300,922
Taylor Devices, Inc.(1)(2)	246	12,111
Tennant Co.	1,631	119,275
Terex Corp.	5,693	263,074
Titan International, Inc.(1)	5,067	40,992
Trinity Industries, Inc.	5,594	148,353
Wabash National Corp.	1,556	13,133
Worthington Enterprises, Inc.	3,309	181,532
		4,602,636
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd.(1)	726	11,957
Costamare, Inc.	3,634	55,491
Genco Shipping & Trading Ltd.	4,499	85,121
Matson, Inc.	1,073	116,936
Pangaea Logistics Solutions Ltd.	2,782	19,530
Safe Bulkers, Inc.	2,321	12,278
		301,313
Media — 1.1%
AMC Networks, Inc., Class A(1)	3,828	34,146
Boston Omaha Corp., Class A(1)(2)	2,824	35,102

Cable One, Inc.	480	56,251
DoubleVerify Holdings, Inc.(1)	17,160	180,866
Emerald Holding, Inc.(2)	2,670	9,772
EW Scripps Co., Class A(1)(2)	6,573	27,804
Gambling.com Group Ltd.(1)(2)	1,719	9,747
Gray Media, Inc.	8,951	44,039
Ibotta, Inc., Class A(1)(2)	1,789	42,686
Integral Ad Science Holding Corp.(1)	11,812	121,427
John Wiley & Sons, Inc., Class A	4,723	171,728
Magnite, Inc.(1)	16,769	246,337
National CineMedia, Inc.(2)	7,316	31,532
NIQ Global Intelligence PLC(1)(2)	811	12,749
PubMatic, Inc., Class A(1)(2)	4,935	44,464
Scholastic Corp.	1,017	30,042
Sinclair, Inc.(2)	3,896	61,401
Stagwell, Inc.(1)	8,468	45,389
TechTarget, Inc.(1)	75	392
Thryv Holdings, Inc.(1)	4,969	27,976
USA TODAY Co., Inc.(1)(2)	17,306	86,703
WideOpenWest, Inc.(1)	4,300	22,274
		1,342,827
Metals and Mining — 2.0%
Alpha Metallurgical Resources, Inc.(1)	804	128,005
Caledonia Mining Corp. PLC	647	19,934
Century Aluminum Co.(1)	6,856	205,474
Coeur Mining, Inc.(1)	24,626	425,291
Compass Minerals International, Inc.(1)	4,210	79,948
Dakota Gold Corp.(1)	7,167	33,470
Ferroglobe PLC	2,798	12,395
Idaho Strategic Resources, Inc.(1)	1,608	63,822
Kaiser Aluminum Corp.	1,614	155,025
Materion Corp.	2,328	284,458
McEwen, Inc.(1)	5,111	95,116
Metallus, Inc.(1)	2,780	47,010
Olympic Steel, Inc.	1,242	48,301
Ramaco Resources, Inc., Class A(1)	1,974	30,972
Ramaco Resources, Inc., Class B	414	5,179
Ryerson Holding Corp.	2,757	63,218
SunCoke Energy, Inc.	8,822	57,519
Tredegar Corp.(1)	3,086	24,071
Warrior Met Coal, Inc.	5,317	416,268
Worthington Steel, Inc.	2,855	96,356
		2,291,832
Multi-Utilities — 0.4%
Avista Corp.	8,422	348,502
Northwestern Energy Group, Inc.	719	49,676
Unitil Corp.	1,623	81,523
		479,701
Oil, Gas and Consumable Fuels — 5.1%
Amplify Energy Corp.(1)(2)	3,055	16,802
Ardmore Shipping Corp.	3,857	47,171
Berry Corp.	3,553	12,045
BKV Corp.(1)	1,852	51,134
California Resources Corp.	5,571	266,182
Centrus Energy Corp., Class A(1)(2)	1,022	265,005

Civitas Resources, Inc.	7,539	221,420
Clean Energy Fuels Corp.(1)	15,742	34,318
Comstock, Inc.(1)	2,919	10,450
Crescent Energy Co., Class A	14,523	136,952
CVR Energy, Inc.(1)	3,125	107,906
Delek U.S. Holdings, Inc.	6,263	242,190
DHT Holdings, Inc.	10,392	135,408
Dorian LPG Ltd.	3,685	91,314
Encore Energy Corp.(1)	18,867	51,507
Evolution Petroleum Corp.(2)	3,007	11,817
Excelerate Energy, Inc., Class A	2,114	59,361
FutureFuel Corp.	2,720	8,976
Gevo, Inc.(1)	20,126	43,070
Golar LNG Ltd.	8,582	317,105
Gran Tierra Energy, Inc.(1)	3,739	16,938
Granite Ridge Resources, Inc.	6,652	34,258
Green Plains, Inc.(1)	7,355	75,977
Gulfport Energy Corp.(1)	879	195,569
HighPeak Energy, Inc.(2)	2,325	15,601
International Seaways, Inc.	4,399	233,015
Kimbell Royalty Partners LP	6,553	81,585
Kosmos Energy Ltd.(1)(2)	30,479	34,136
Murphy Oil Corp.	10,604	340,070
Navigator Holdings Ltd.	2,355	42,131
Nordic American Tankers Ltd.(2)	20,287	73,845
Northern Oil & Gas, Inc.	6,905	154,603
Par Pacific Holdings, Inc.(1)	5,373	245,277
PBF Energy, Inc., Class A	8,065	278,081
Peabody Energy Corp.	13,803	375,994
Plains GP Holdings LP, Class A(1)	16,163	299,662
PrimeEnergy Resources Corp.(1)(2)	19	3,489
REX American Resources Corp.(1)	2,492	82,211
Riley Exploration Permian, Inc.	981	26,870
SandRidge Energy, Inc.	3,287	46,478
Scorpio Tankers, Inc.	4,614	264,521
SFL Corp. Ltd.(2)	4,773	39,282
SM Energy Co.	9,399	179,051
Summit Midstream Corp.(1)	1,327	33,228
Talos Energy, Inc.(1)	13,104	150,172
Tamboran Resources Corp.(1)	1,803	42,893
Teekay Corp. Ltd.	6,066	58,901
Teekay Tankers Ltd., Class A	2,251	129,815
VAALCO Energy, Inc.(2)	9,094	32,556
Vital Energy, Inc.(1)	4,038	72,401
Vitesse Energy, Inc.(2)	3,107	65,744
World Kinect Corp.	4,195	97,240
		5,951,727
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,361	24,757
Mercer International, Inc.	4,446	8,047
Sylvamo Corp.	2,638	124,962
		157,766
Passenger Airlines — 0.6%
Allegiant Travel Co.(1)	1,241	94,316
Frontier Group Holdings, Inc.(1)(2)	5,960	27,178

JetBlue Airways Corp.(1)	22,535	102,985
SkyWest, Inc.(1)	3,820	387,806
Sun Country Airlines Holdings, Inc.(1)	4,149	56,841
		669,126
Personal Care Products — 0.2%
Edgewell Personal Care Co.	5,980	106,803
Honest Co., Inc.(1)(2)	12,483	33,579
Interparfums, Inc.	376	30,558
Lifevantage Corp.(2)	1,530	10,511
Medifast, Inc.(1)(2)	892	9,785
Nature's Sunshine Products, Inc.(1)	36	741
Nu Skin Enterprises, Inc., Class A	6,462	63,909
USANA Health Sciences, Inc.(1)	890	17,667
		273,553
Pharmaceuticals — 3.2%
Aclaris Therapeutics, Inc.(1)	6,541	18,511
Alto Neuroscience, Inc.(1)	170	2,355
Amphastar Pharmaceuticals, Inc.(1)	3,318	91,909
ANI Pharmaceuticals, Inc.(1)	1,947	165,203
Arvinas, Inc.(1)	6,199	78,014
Atai Beckley NV(1)	32,519	126,499
Atea Pharmaceuticals, Inc.(1)(2)	6,599	20,457
Collegium Pharmaceutical, Inc.(1)	3,175	148,209
Contineum Therapeutics, Inc., Class A(1)	2,401	26,579
Crinetics Pharmaceuticals, Inc.(1)	7,241	329,900
Edgewise Therapeutics, Inc.(1)	6,929	180,431
Enliven Therapeutics, Inc.(1)(2)	4,322	93,355
EyePoint Pharmaceuticals, Inc.(1)(2)	8,696	128,962
Fulcrum Therapeutics, Inc.(1)	3,621	39,614
Harmony Biosciences Holdings, Inc.(1)	3,795	133,926
Harrow, Inc.(1)(2)	2,823	117,945
Innoviva, Inc.(1)	5,813	126,316
Ligand Pharmaceuticals, Inc.(1)	2,029	412,252
MBX Biosciences, Inc.(1)	3,264	112,575
Neumora Therapeutics, Inc.(1)(2)	4,145	9,285
Nuvation Bio, Inc.(1)	26,142	209,920
Organon & Co.	23,240	179,180
Pacira BioSciences, Inc.(1)	3,384	79,761
Perrigo Co. PLC	5,613	74,934
Rapport Therapeutics, Inc.(1)	3,399	100,984
Septerna, Inc.(1)	3,298	95,708
SIGA Technologies, Inc.	4,736	28,700
Supernus Pharmaceuticals, Inc.(1)	6,098	278,008
Terns Pharmaceuticals, Inc.(1)	7,740	217,571
Theravance Biopharma, Inc.(1)	3,256	66,097
Third Harmonic Bio, Inc.(1)(2)	544	16
Ventyx Biosciences, Inc.(1)	7,112	71,120
		3,764,296
Professional Services — 2.4%
Asure Software, Inc.(1)	3,217	25,736
BlackSky Technology, Inc.(1)(2)	2,748	48,695
Clarivate PLC(1)	18,424	69,274
Concentrix Corp.	1,473	53,337
Conduent, Inc.(1)	16,724	32,445
CRA International, Inc.	681	120,088

CSG Systems International, Inc.	2,459	193,695
Exponent, Inc.	2,371	171,423
Franklin Covey Co.(1)	1,387	21,804
Heidrick & Struggles International, Inc.	1,424	83,831
Huron Consulting Group, Inc.(1)	1,836	302,224
IBEX Holdings Ltd.(1)	1,338	47,084
Innodata, Inc.(1)	3,316	190,571
Insperity, Inc.	1,829	64,692
Kelly Services, Inc., Class A	1,043	9,012
Kforce, Inc.	1,476	43,394
Korn Ferry	4,694	308,724
Legalzoom.com, Inc.(1)	15,242	142,208
ManpowerGroup, Inc.	2,358	67,816
Mistras Group, Inc.(1)	2,154	25,826
RCM Technologies, Inc.(1)	6	118
Resources Connection, Inc.	2,593	12,537
Robert Half, Inc.	1,314	35,531
Skillsoft Corp.(1)	523	5,225
TaskUS, Inc., Class A(1)	2,418	27,734
TriNet Group, Inc.	669	39,203
TrueBlue, Inc.(1)	2,959	14,499
Upwork, Inc.(1)	10,272	202,769
Verra Mobility Corp.(1)	13,703	298,999
Willdan Group, Inc.(1)	1,632	164,669
		2,823,163
Real Estate Management and Development — 0.8%
Cushman & Wakefield Ltd.(1)	23,992	401,866
Douglas Elliman, Inc.(1)	4,572	12,116
Five Point Holdings LLC, Class A(1)(2)	8,138	50,456
Forestar Group, Inc.(1)	1,642	41,904
FRP Holdings, Inc.(1)	1,170	27,273
Kennedy-Wilson Holdings, Inc.	11,688	113,724
Marcus & Millichap, Inc.	2,977	87,226
RMR Group, Inc., Class A(2)	1,095	16,699
Seritage Growth Properties, Class A(1)(2)	2,270	8,490
St. Joe Co.	3,144	189,677
Tejon Ranch Co.(1)	1,950	31,648
		981,079
Semiconductors and Semiconductor Equipment — 2.3%
ACM Research, Inc., Class A(1)	5,826	194,647
Alpha & Omega Semiconductor Ltd.(1)	1,892	38,370
Axcelis Technologies, Inc.(1)	2,859	236,639
AXT, Inc.(1)	4,995	53,446
CEVA, Inc.(1)	3,067	66,217
Cohu, Inc.(1)	5,076	123,448
Diodes, Inc.(1)	4,667	215,662
FormFactor, Inc.(1)	7,005	385,415
Ichor Holdings Ltd.(1)	4,071	68,393
inTEST Corp.(1)	20	161
Kulicke & Soffa Industries, Inc.	3,372	152,111
Magnachip Semiconductor Corp.(1)	1,295	3,419
Navitas Semiconductor Corp.(1)(2)	18,412	160,921
NVE Corp.(2)	593	37,916
Photronics, Inc.(1)	4,439	101,697
Power Integrations, Inc.	2,717	91,291

QuickLogic Corp.(1)	35	221
SkyWater Technology, Inc.(1)	3,830	58,944
SolarEdge Technologies, Inc.(1)	6,286	229,628
Synaptics, Inc.(1)	3,347	229,303
Ultra Clean Holdings, Inc.(1)	4,311	109,327
Veeco Instruments, Inc.(1)	5,284	154,451
		2,711,627
Software — 2.5%
8x8, Inc.(1)	18,346	35,591
A10 Networks, Inc.	6,319	108,813
Adeia, Inc.	8,100	100,197
Alarm.com Holdings, Inc.(1)	3,965	206,021
Bit Digital, Inc.(1)(2)	33,826	80,506
Blackbaud, Inc.(1)	4,218	237,811
BlackLine, Inc.(1)	3,880	221,121
Cerence, Inc.(1)	118	1,307
CS Disco, Inc.(1)	55	394
Daily Journal Corp.(1)(2)	137	62,799
Digital Turbine, Inc.(1)	10,440	50,008
EverCommerce, Inc.(1)(2)	1,877	16,292
Expensify, Inc., Class A(1)	7,744	12,003
Five9, Inc.(1)	2,110	41,335
LiveRamp Holdings, Inc.(1)	7,144	206,104
Mitek Systems, Inc.(1)(2)	5,799	51,379
N-able, Inc.(1)	6,131	44,143
ON24, Inc.(1)	4,291	24,287
OneSpan, Inc.	2,733	33,343
Pagaya Technologies Ltd., Class A(1)	7,072	176,446
Progress Software Corp.(1)	3,167	131,146
Rapid7, Inc.(1)	5,212	81,724
Red Violet, Inc.	1,430	77,492
ReposiTrak, Inc.(2)	1,427	19,236
Riot Platforms, Inc.(1)	19,192	309,567
SEMrush Holdings, Inc., Class A(1)	5,029	59,493
Silvaco Group, Inc.(1)(2)	145	660
Telos Corp.(1)	6,198	35,825
Tenable Holdings, Inc.(1)	6,830	181,132
Teradata Corp.(1)	6,962	199,392
Vertex, Inc., Class A(1)	184	3,619
Xperi, Inc.(1)	5,286	30,606
Yext, Inc.(1)	11,559	97,327
		2,937,119
Specialty Retail — 2.9%
1-800-Flowers.com, Inc., Class A(1)(2)	1,947	6,639
Abercrombie & Fitch Co., Class A(1)	4,142	405,378
Academy Sports & Outdoors, Inc.	6,055	292,154
Advance Auto Parts, Inc.(2)	6,519	338,206
American Eagle Outfitters, Inc.	14,628	298,411
America's Car-Mart, Inc.(1)(2)	885	19,160
Arhaus, Inc.(1)	5,588	57,780
Arko Corp.(2)	6,055	28,822
Barnes & Noble Education, Inc.(1)	1,785	16,690
Buckle, Inc.	3,455	195,138
Build-A-Bear Workshop, Inc.(2)	1,769	93,934
Caleres, Inc.(2)	1,358	15,902

Citi Trends, Inc.(1)	644	29,167
Designer Brands, Inc., Class A(2)	1,877	8,146
Genesco, Inc.(1)	1,527	54,743
Guess?, Inc.	3,978	67,865
Haverty Furniture Cos., Inc.	1,749	41,626
J Jill, Inc.	919	14,502
Lands' End, Inc.(1)(2)	1,005	15,869
MarineMax, Inc.(1)	1,964	45,918
Monro, Inc.	2,396	44,829
National Vision Holdings, Inc.(1)	6,177	178,206
ODP Corp.(1)	3,063	85,672
OneWater Marine, Inc., Class A(1)(2)	270	3,281
Petco Health & Wellness Co., Inc.(1)	188	602
PetMed Express, Inc.(1)	2,230	3,903
Revolve Group, Inc.(1)	143	3,456
Sally Beauty Holdings, Inc.(1)	10,589	167,942
Shoe Carnival, Inc.	1,366	22,566
Signet Jewelers Ltd.	2,564	256,810
Sonic Automotive, Inc., Class A	1,725	108,727
Stitch Fix, Inc., Class A(1)	11,282	47,948
Tile Shop Holdings, Inc.(1)	1,488	9,657
Upbound Group, Inc.	3,758	67,343
Victoria's Secret & Co.(1)	7,573	312,992
Zumiez, Inc.(1)	726	18,876
		3,378,860
Technology Hardware, Storage and Peripherals — 0.3%
Corsair Gaming, Inc.(1)	6,400	41,728
Diebold Nixdorf, Inc.(1)	2,139	138,008
Eastman Kodak Co.(1)	10,153	77,569
Immersion Corp.(2)	3,497	24,864
Xerox Holdings Corp.(2)	10,910	30,330
		312,499
Textiles, Apparel and Luxury Goods — 1.5%
Carter's, Inc.	3,219	102,718
Columbia Sportswear Co.	428	22,988
Crocs, Inc.(1)	641	54,472
Ermenegildo Zegna NV	5,348	57,063
Figs, Inc., Class A(1)	12,952	126,800
G-III Apparel Group Ltd.(1)	2,894	84,360
Hanesbrands, Inc.(1)	37,279	241,195
Lakeland Industries, Inc.(2)	886	13,450
Movado Group, Inc.	1,917	40,142
Oxford Industries, Inc.	1,635	62,392
PVH Corp.	4,344	368,198
Rocky Brands, Inc.	394	11,966
Steven Madden Ltd.	6,988	291,959
Superior Group of Cos., Inc.	1,464	14,230
Under Armour, Inc., Class A(1)(2)	19,347	89,383
Under Armour, Inc., Class C(1)(2)	11,594	51,361
Vera Bradley, Inc.(1)	67	190
Wolverine World Wide, Inc.	7,190	116,550
		1,749,417
Trading Companies and Distributors — 0.9%
Alta Equipment Group, Inc.	3,504	17,099
BlueLinx Holdings, Inc.(1)	841	52,470

Boise Cascade Co.	1,424	108,566
Custom Truck One Source, Inc.(1)(2)	8,502	54,328
DNOW, Inc.(1)	7,086	98,920
DXP Enterprises, Inc.(1)	1,037	97,468
Global Industrial Co.	1,313	37,604
Hudson Technologies, Inc.(1)	3,609	24,541
Karat Packaging, Inc.	772	17,015
NPK International, Inc.(1)	8,159	100,437
Rush Enterprises, Inc., Class A	5,599	291,484
Rush Enterprises, Inc., Class B	218	11,635
Titan Machinery, Inc.(1)	2,928	54,227
Willis Lease Finance Corp.	341	41,844
		1,007,638
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	2,442	22,564
Water Utilities — 0.5%
Artesian Resources Corp., Class A	620	19,530
California Water Service Group	6,272	284,561
Consolidated Water Co. Ltd.	1,470	50,318
Global Water Resources, Inc.	1,223	10,481
H2O America	2,953	137,108
Middlesex Water Co.	1,724	88,458
		590,456
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	7,935	56,735
Spok Holdings, Inc.	2,115	28,087
		84,822
TOTAL COMMON STOCKS (Cost $108,824,329)		116,272,311
RIGHTS — 0.0%
Biotechnology — 0.0%
89bio, Inc.(1)(2)	16,239	5,521
Cargo Therapeutics, Inc.(1)(2)	3,540	36
iTeos Therapeutics, Inc.(1)	1,232	13
Sage Therapeutics, Inc.(1)	6,879	1,238
Verve Therapeutics, Inc.(1)	10,456	6,587
		13,395
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1)	467	2,896
Software — 0.0%
Gen Digital, Inc.(1)	1,147	4,783
TOTAL RIGHTS (Cost $17,820)		21,074
SHORT-TERM INVESTMENTS — 4.9%
Money Market Funds — 4.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	378,574	378,574
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,376,168	5,376,168
TOTAL SHORT-TERM INVESTMENTS (Cost $5,754,742)		5,754,742
TOTAL INVESTMENT SECURITIES — 104.3% (Cost $114,596,891)		122,048,127
OTHER ASSETS AND LIABILITIES — (4.3)%		(5,049,662)
TOTAL NET ASSETS — 100.0%		$116,998,465

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	1	December 2025	$125,255	$5,704
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,808,468. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,353,729, which includes securities collateral of $1,977,561.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.